Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Auditors remuneration [line items]
Independent assessment of technology project governance	$ 498	$ 180
Other services [member]
Auditors remuneration [line items]
Independent assessment of technology project governance			$ 0